UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

Schedule of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.1%
BASIC MATERIALS 0.3%
Dow Chemical Co.	15,200	$417,392
CONSUMER—CYCLICAL 4.3%
APPAREL 0.7%
NIKE (a)	14,000	1,121,960
AUTO PARTS EQUIPMENT 0.5%
Genuine Parts Co.	9,500	423,605
Johnson Controls (a)	14,400	439,200
		862,805
MEDIA 0.8%
Comcast Corp.	22,900	414,032
The Walt Disney Co.	25,200	834,372
		1,248,404
RETAIL 2.3%
Nordstrom	25,500	948,600
Ross Stores	18,200	994,084
Wal-Mart Stores (a)	35,700	1,910,664
		3,853,348
TOTAL CONSUMER—CYCLICAL		7,086,517
CONSUMER—NON-CYCLICAL 6.2%
AGRICULTURE 0.3%
Philip Morris International	7,700	431,354
APPAREL 0.4%
VF Corp.	7,900	640,058
BEVERAGE 1.0%
PepsiCo	24,700	1,641,068
COSMETICS/PERSONAL CARE 1.1%
Procter & Gamble Co.	30,100	1,805,097
FOOD 0.5%
Kraft Foods-Class A	27,400	845,564

	Number of Shares	Value
RESTAURANT 1.0%
McDonald’s Corp. (a)	22,800	$1,698,828
RETAIL 1.5%
Costco Wholesale Corp.	14,000	902,860
CVS Caremark Corp. (a)	49,200	1,548,324
		2,451,184
SPECIALTY RETAIL 0.4%
Home Depot	19,200	608,256
TOTAL CONSUMER— NON-CYCLICAL		10,121,409
ENERGY 5.7%
OIL & GAS 5.1%
Apache Corp. (a)	12,400	1,212,224
Chevron Corp. (a)	26,500	2,147,825
ConocoPhillips	7,500	430,725
Devon Energy Corp. (a)	9,700	627,978
Exxon Mobil Corp. (a)	34,600	2,137,934
Marathon Oil Corp.	23,600	781,160
Occidental Petroleum Corp.	13,200	1,033,560
		8,371,406
OIL & GAS REFINING & MARKETING 0.1%
Valero Energy Corp. (a)	9,100	159,341
OIL & GAS SERVICES 0.5%
Schlumberger Ltd.	12,900	794,769
TOTAL ENERGY		9,325,516

	Number of Shares	Value
FINANCIAL 8.9%
BANK 2.9%
Bank of America Corp. (a)	101,500	$1,330,665
Bank of New York Mellon Corp. (a)	24,500	640,185
PNC Financial Services Group (a)	3,500	181,685
Toronto-Dominion Bank (Canada)	10,900	788,711
US Bancorp (a)	45,900	992,358
Wells Fargo & Co. (a)	28,900	726,257
		4,659,861
CREDIT CARD 1.0%
American Express Co.	10,200	428,706
Visa-Class A	15,800	1,173,308
		1,602,014
DIVERSIFIED FINANCIAL SERVICE 2.9%
BlackRock (a)	2,300	391,575
Citigroup (b)	158,400	617,760
Franklin Resources (a)	6,100	652,090
Goldman Sachs Group	6,800	983,144
JPMorgan Chase & Co. (a)	41,800	1,591,326
Morgan Stanley (a)	23,500	579,980
		4,815,875
INSURANCE 2.1%
Aflac(a)	17,300	894,583
HCC Insurance Holdings	23,200	605,288
MetLife	32,400	1,245,780
Power Corp., (Canada)	29,200	760,580
		3,506,231
TOTAL FINANCIAL		14,583,981
HEALTH CARE 5.9%
HEALTH CARE PROVIDERS & SERVICES 0.5%
UnitedHealth Group	25,100	881,261

	Number of Shares	Value
HEALTHCARE PRODUCTS 3.0%
Baxter International(a)	20,300	$968,513
Becton Dickinson & Co.(a)	8,400	622,440
Covidien Ltd.	30,900	1,241,871
Johnson & Johnson(a)	22,700	1,406,492
Medtronic	22,600	758,908
		4,998,224
PHARMACEUTICAL 2.4%
Abbott Laboratories	20,700	1,081,368
Merck & Co.	33,300	1,225,773
Pfizer (a)	91,300	1,567,621
		3,874,762
TOTAL HEALTH CARE		9,754,247
INDUSTRIAL 5.4%
AEROSPACE & DEFENSE 2.6%
Boeing Co. (a)	6,200	412,548
General Dynamics Corp. (a)	16,700	1,048,927
L-3 Communications Holdings (a)	12,700	917,829
Lockheed Martin Corp. (a)	15,500	1,104,840
United Technologies Corp.	11,500	819,145
		4,303,289
DIVERSIFIED MANUFACTURING 1.7%
3M Co.	9,800	849,758
General Electric Co.	119,600	1,943,500
		2,793,258
ENVIRONMENTAL CONTROL 0.3%
Waste Management	12,100	432,454

	Number of Shares	Value
TRANSPORTATION 0.8%
Norfolk Southern Corp. (a)	11,100	$660,561
United Parcel Service	10,200	680,238
		1,340,799
TOTAL INDUSTRIAL		8,869,800
MATERIALS 1.2%
CHEMICALS 0.8%
Ecolab	16,800	852,432
Sigma-Aldrich Corp.	7,600	458,888
		1,311,320
METALS & MINING 0.4%
Freeport-McMoRan Copper & Gold	8,700	742,893
TOTAL MATERIALS		2,054,213
REAL ESTATE 48.6%
DIVERSIFIED 4.1%
Duke Realty Corp.	98,323	1,139,564
Forest City Enterprises (b)	128,346	1,646,679
Lexington Realty Trust	171,700	1,229,372
Vornado Realty Trust	31,151	2,664,345
		6,679,960
HEALTH CARE 6.2%
Brookdale Senior Living (a),(b)	79,842	1,302,223
Cogdell Spencer	106,385	672,353
Emeritus Corp. (b)	38,100	649,986
HCP	45,200	1,626,296
Health Care REIT	63,700	3,015,558
LTC Properties	47,000	1,199,440
Nationwide Health Properties	43,300	1,674,411
		10,140,267

	Number of Shares	Value
HOTEL 2.8%
Chesapeake Lodging Trust	57,087	$933,943
Hersha Hospitality Trust	256,491	1,328,623
Host Hotels & Resorts	106,068	1,535,865
Hyatt Hotels Corp.-Class A (b)	21,200	792,668
		4,591,099
INDUSTRIAL 1.5%
EastGroup Properties	19,600	732,648
First Industrial Realty Trust (b)	11,400	57,798
ProLogis	142,152	1,674,551
		2,464,997
OFFICE 5.2%
Boston Properties	49,000	4,072,880
Douglas Emmett	102,941	1,802,497
Hudson Pacific Properties	48,028	786,218
Liberty Property Trust	44,300	1,413,170
SL Green Realty Corp.	8,100	512,973
		8,587,738
OFFICE/INDUSTRIAL 1.6%
PS Business Parks	46,200	2,613,534
RESIDENTIAL 9.8%
APARTMENT 8.5%
Apartment Investment & Management Co.	55,700	1,190,866
Associated Estates Realty Corp.	96,203	1,344,918
AvalonBay Communities	18,100	1,881,133
BRE Properties	52,100	2,162,150
Colonial Properties Trust	52,300	846,737
Equity Residential	74,100	3,524,937
Home Properties	16,504	873,061
UDR	100,132	2,114,788
		13,938,590

	Number of Shares	Value
MANUFACTURED HOME 1.3%
Equity Lifestyle Properties	40,500	$2,206,440
TOTAL RESIDENTIAL		16,145,030
SELF STORAGE 2.4%
Public Storage	41,400	4,017,456
SHOPPING CENTER 12.6%
COMMUNITY CENTER 5.8%
Acadia Realty Trust	93,698	1,780,262
Developers Diversified Realty Corp.	148,944	1,671,152
Kimco Realty Corp.	135,675	2,136,881
Regency Centers Corp.	20,700	817,029
Tanger Factory Outlet Centers	19,700	928,658
Urstadt Biddle Properties-Class A	39,213	708,971
Weingarten Realty Investors	70,000	1,527,400
		9,570,353
FREE STANDING 0.5%
Excel Trust	68,400	770,868
REGIONAL MALL 6.3%
Macerich Co.	54,106	2,323,853
Simon Property Group	87,171	8,084,238
		10,408,091
TOTAL SHOPPING CENTER		20,749,312
SPECIALTY 2.4%
Digital Realty Trust	19,789	1,220,981
DuPont Fabros Technology	50,449	1,268,793
Rayonier	29,600	1,483,552
		3,973,326
TOTAL REAL ESTATE		79,962,719

	Number of Shares	Value
TECHNOLOGY 9.2%
COMPUTERS 1.5%
Hewlett-Packard Co.	25,600	$1,076,992
International Business Machines Corp.	10,800	1,448,712
		2,525,704
INTERNET SERVICE PROVIDER 0.5%
Google (b)	1,600	841,264
IT SERVICES 0.5%
Automatic Data Processing (a)	19,500	819,585
SEMICONDUCTORS 2.0%
Intel Corp. (a)	58,600	1,126,878
Microchip Technology (a)	14,100	443,445
Texas Instruments	64,800	1,758,672
		3,328,995
SOFTWARE 2.7%
Microsoft Corp. (a)	82,200	2,013,078
Oracle Corp.	89,100	2,392,335
		4,405,413
TELECOMMUNICATION EQUIPMENT 2.0%
Corning	64,500	1,179,060
Harris Corp.	18,600	823,794
QUALCOMM	27,300	1,231,776
		3,234,630
TOTAL TECHNOLOGY		15,155,591
TELECOMMUNICATION SERVICES 1.3%
AT&T (a)	54,400	1,555,840
Verizon Communications	20,400	664,836
		2,220,676
UTILITIES 2.1%
ELECTRIC UTILITIES 0.5%
NextEra Energy	15,500	843,045

		Number of Shares	Value
MULTI UTILITIES 1.6%
PG&E Corp.		17,600	$799,392
Sempra Energy		15,600	839,280
Wisconsin Energy Corp.		17,900	1,034,620
			2,673,292
TOTAL UTILITIES			3,516,337
TOTAL COMMON STOCK (Identified cost—$140,593,744)			163,068,398
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(c)		1,150,380	1,150,380
State Street Institutional Liquid Reserves Fund, 0.26%(c)		1,151,543	1,151,543
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,301,923)			2,301,923

TOTAL INVESTMENTS (Identified cost—$142,895,667)	100.5%		165,370,321

WRITTEN CALL OPTIONS	(0.5)		(795,860)

LIABILITIES IN EXCESS OF OTHER ASSETS	0.0		(43,635)

NET ASSETS (Equivalent to $13.03 per share based on 12,625,748 shares of common stock outstanding)	100.0%		$164,530,826

	Number of Contracts	Value
WRITTEN CALL OPTIONS
S&P 500 Index, Strike Price 1,135, 10/16/10 (0.5)%	88	$(195,360)
S&P 500 Index, Strike Price 1,140, 10/16/10	124	(223,200)
S&P 500 Index, Strike Price 1,130, 10/16/10	154	(377,300)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$644,352)		$(795,860)

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion  of the security is pledged in connection with written option contracts: $ 20,579,252 has been pledged to brokers.

(b) Non-income producing security.

(c) Rate quoted represents the seven day yield of the fund.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1.        Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$163,068,398	$163,068,398	$—	—
Money Market Funds	2,301,923	—	2,301,923	—
Total Investments	$165,370,321	$163,068,398	$2,301,923	—

Other Financial Instruments*	$(795,860)	$(795,860)	—	—

* Other financial instruments are written option contracts.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2.  Derivative Instruments:

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2010:

Written Option Contracts	$(795,860)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$25,458,051
Gross unrealized depreciation	(2,983,397)
Net unrealized appreciation	$22,474,654

Cost for federal income tax purposes	$142,895,667

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
Name: Adam M. Derechin			Name: James Giallanza
Title: President and Principal Executive Officer			Title: Treasurer and Principal Financial Officer

Date: November 24, 2010